Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Common Shares Issued and Outstanding

Common Shares Issued and Outstanding	Number of shares	Amount
January 1, 2020	279,074,685	$6,719
Shares issued for cash on exercise of options	88,082	1
Deferred taxes on share issuance cost	—	(3)
Shares issued under DRIP	331,532	6
December 31, 2020	279,494,299	$6,723
Shares issued for cash on exercise of options	774,739	15
Deferred taxes on share issuance cost	—	(3)
Issued and outstanding at December 31, 2021	280,269,038	$6,735

Schedule of Preferred Shares Issued and Outstanding

As at	December 31, 2021		December 31, 2020
Issued and Outstanding	Number of shares	Amount	Number of shares	Amount
Series A	6,746,679	$169	6,746,679	$169
Series B	1,253,321	31	1,253,321	31
Series C	8,000,000	206	8,000,000	206
Series E	8,000,000	200	8,000,000	200
Series G	6,885,823	172	6,885,823	172
Series H	1,114,177	28	1,114,177	28
Series K	12,000,000	300	12,000,000	300
Share issuance costs, net of taxes		(30)		(29)
	44,000,000	$1,076	44,000,000	$1,077

Summary of Cumulative Redeemable Preferred Shares
The following table outlines the characteristics of the cumulative redeemable preferred shares (a):

	Current yield	Annual dividend per share(b)	Redemption price per share (g)	Redemption and conversion option date(c)(g)	Right to convert into(d)
Series A (e)	3.060%	$0.76500	$25	September 30, 2025	Series B
Series B (f) (g)	Floating	Floating	$25	September 30, 2025	Series A
Series C (h)	5.290%	US$1.32250	US$25	September 30, 2022	Series D
Series E (e)	5.393%	$1.34825	$25	December 31, 2023	Series F
Series G (e)	4.240%	$1.06050	$25	September 30, 2024	Series H
Series H (f) (g)	Floating	Floating	$25	September 30, 2024	Series G
Series K	5.000%	$1.25000	$25	March 31, 2022	n/a (c)
(a)This table only includes those series of preferred shares that are currently issued and outstanding. The Corporation is authorized to issue up to 8,000,000 of each of Series D Shares, Series F Shares, subject to certain conditions, upon conversion by the holders of the applicable currently issued and outstanding series of preferred shares noted opposite such series in the table on the applicable conversion option date. If issued upon the conversion of the applicable series of preferred shares, Series F Shares are also redeemable for $25.50 and Series D Shares are redeemable for US$25.50 on any date after the applicable conversion option date, plus all accrued but unpaid dividends to, but excluding, the date fixed for redemption.
(b)The holders of Series A Shares, Series C Shares, Series E Shares, Series G Shares, and Series K Shares are entitled to receive a cumulative quarterly fixed dividend as and when declared by the Board of Directors. The holders of Series B Shares and Series H Shares are entitled to receive a quarterly floating dividend as and when declared by the Board of Directors. If issued upon the conversion of the applicable series of Preferred Shares, the holders of Series D Shares and Series F Shares will be entitled to receive a quarterly floating dividend as and when declared by the Board of Directors.
(c)AltaGas may, at its option, redeem all or a portion of the outstanding shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter. On February 16, 2022, Series K holders received formal notice that all outstanding Series K preferred shares will be redeemed on March 31, 2022.
(d)The holder will have the right, subject to certain conditions, to convert their preferred shares of a specified series into Preferred Shares of that other specified series as noted in this column of the table on the applicable conversion option date and every fifth anniversary thereafter.
(e)Holders of Series A Shares, Series E Shares, and Series G Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at a rate equal to the sum of the then five-year Government of Canada bond yield plus 2.66 percent (Series A Shares), 3.17 percent (Series E Shares), and 3.06 percent (Series G Shares).
(f)Holders of Series B Shares and Series H Shares will be entitled to receive cumulative quarterly floating dividends, which will reset each quarter thereafter at a rate equal to the sum of the then 90-day Government of Canada Treasury Bill rate plus 2.66 percent (Series B Shares) and 3.06 percent (Series H Shares). Each quarterly dividend is calculated as the annualized amount multiplied by the number of days in the quarter, divided by the number of days in the year. Commencing December 31, 2021, the floating quarterly dividend rate is $0.17192 per share for Series B Shares and $0.196582 per share for Series H Shares for the period starting December 31, 2021 to, but excluding, March 31, 2022.
(g)Series B Shares can be redeemed for $25.50 per share on any date after September 30, 2015 that is not a Series B conversion date, plus all accrued and unpaid dividends to, but excluding, the date fixed for redemption. Series H Shares can be redeemed for $25.50 per share on any date after September 30, 2019 that is not a Series H conversion date, plus all accrued and unpaid dividends to, but excluding, the date fixed for redemption.
(h)Holders of Series C Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the sum of the five-year U.S. Government bond yield plus 3.58 percent.
Summary of Share Option Activity
The following table summarizes information about the Corporation’s share options:

	December 31, 2021		December 31, 2020
As at	Options outstanding		Options outstanding
	Number of options	Exercise price (a)	Number of options	Exercise price (a)
Share options outstanding, beginning of year	8,362,211	$21.06	7,043,956	$22.49
Granted	1,878,670	18.77	2,501,755	19.46
Exercised	(774,739)	17.44	(88,082)	14.89
Forfeited	(214,259)	25.24	(631,549)	26.00
Expired	(572,375)	33.26	(463,869)	27.69
Share options outstanding, end of year	8,679,508	$19.98	8,362,211	$21.06
Share options exercisable, end of year	4,435,287	$20.72	3,607,391	$23.59
(a)Weighted average.

Summary of Employee Share Option Plan
The following table summarizes the employee share option plan as at December 31, 2021:

	Options outstanding			Options exercisable
	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life (years)	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
$14.52 to $18.00	2,055,551	$15.31	3.08	1,821,156	$15.07	3.03
$18.01 to $25.08	5,325,569	19.29	4.22	1,396,838	19.60	3.68
$25.09 to $37.86	1,298,388	30.21	1.36	1,217,293	30.48	1.28
	8,679,508	$19.98	3.52	4,435,287	$20.72	2.75

Summary of Fair Value of Options Granted
The fair value of each option granted is estimated on the date of grant using the Black-Scholes-Merton option pricing model. The weighted average grant date fair value and assumptions are as follows:

Year ended December 31	2021	2020
Fair value per options ($)	3.37	2.61
Risk-free interest rate (%)	0.42	1.54
Expected life (years)	6	6
Expected volatility (%)	35.70	25.40
Annual dividend per share ($) (a)	1.00	0.96
Forfeiture rate (%)	—	—
(a)Annual dividend per share is calculated based on a weighted average share price and forward dividend yields as the grant dates.

Schedule of MTIP and DSUP Activity

PUs, RUs, and DSUs (number of units)	2021	2020
Balance, beginning of year	5,732,134	6,484,831
Granted	1,405,190	1,158,547
Vested and paid out	(3,495,702)	(681,841)
Forfeited	(313,621)	(1,342,832)
Units in lieu of dividends	126,250	113,429
Additional units added by performance factor	28,889	—
Outstanding, end of year	3,483,140	5,732,134